9. RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Management fee	$ 22,500
Rent expenses	7,355	7,500
Owe to the firm	17,086	0
Management fees paid to officer and director	278,979	128,511
Chief Executive Officer [Member]
Advance to related parties	$ 25,000